Intangible Assets (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Intangible Assets
Balance at beginning of period	$ 259,102
Impact of loss of control of Bophelo Bio Science and Wellness (Pty) Ltd.	227,704		$ 242,086
Balance at end of period	(23,446,256)		(259,102)
Impairment loss recognized	0	$ 0
Cost
Intangible Assets
Balance at beginning of period		422,826	422,826
Acquisitions	24,665,773
Impact of loss of control of Bophelo Bio Science and Wellness (Pty) Ltd.	379,506
Movement in exchange rates	4,978	(33,370)
Balance at end of period	(24,680,701)	(389,456)
Accumulated depreciation, amortisation and impairment [member]
Intangible Assets
Balance at beginning of period	(130,354)	(101,420)	(101,420)
Amortization	1,254,305		38,766
Impact of loss of control of Bophelo Bio Science and Wellness (Pty) Ltd.	(151,802)
Movement in exchange rates	1,588		(9,832)
Balance at end of period	1,234,445		130,354
Cannabis distribution license
Intangible Assets
Balance at beginning of period	17,016
Balance at end of period	$ (15,318)		(17,016)
Estimated useful life, operator's license	9 years 6 months
cannabis API and GMP license
Intangible Assets
Balance at beginning of period	$ 0
Balance at end of period	(23,415,814)		0
Software
Intangible Assets
Balance at end of period	(15,124)
Software | Cost
Intangible Assets
Acquisitions	17,548
Movement in exchange rates	(390)
Balance at end of period	(17,158)
Software | Accumulated depreciation, amortisation and impairment [member]
Intangible Assets
Amortization	2,370
Movement in exchange rates	(336)
Balance at end of period	2,034
Licenses
Intangible Assets
Balance at beginning of period	259,102
Balance at end of period	(23,431,132)		(259,102)
Licenses | Cost
Intangible Assets
Balance at beginning of period	389,456	422,826	422,826
Acquisitions	24,648,225
Impact of loss of control of Bophelo Bio Science and Wellness (Pty) Ltd.	379,506
Movement in exchange rates	5,368		(33,370)
Balance at end of period	(24,663,543)		(389,456)
Licenses | Accumulated depreciation, amortisation and impairment [member]
Intangible Assets
Balance at beginning of period	(130,354)	$ (101,420)	(101,420)
Amortization	1,251,935		38,766
Impact of loss of control of Bophelo Bio Science and Wellness (Pty) Ltd.	(151,802)
Movement in exchange rates	1,924		(9,832)
Balance at end of period	$ 1,232,411		$ 130,354